Supplemental Data - Statements of Cash Flows	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Supplemental Data - Statements of Cash Flows
Supplemental Data - Statements of Cash Flows

3.Supplemental Data - Statements of Cash Flows

The following table presents our supplemental cash flow and other non-cash data.

	For the Six Months Ended
	June 30,
	2016	2015
	(In thousands)
Cash paid for interest	$413,342	$437,969
Cash received for interest	781	4,945
Cash paid for income taxes	11,338	1,487
Cash paid for income taxes to DISH Network	329,230	278,970
Satellites and other assets financed under capital lease obligations	988	—

Our parent, DISH Network, provides a centralized system for the management of our cash and marketable investment securities as it does for all of its subsidiaries, among other reasons, to maximize yield of the portfolio.  As a result, the cash and marketable investment securities included on our Condensed Consolidated Balance Sheets is a component or portion of the overall cash and marketable investment securities portfolio included on DISH Network’s Condensed Consolidated Balance Sheets and managed by DISH Network.  We are reflecting the purchases and sales of marketable investment securities on a net basis for each period presented on our Condensed Consolidated Statements of Cash Flows as we believe the net presentation is more meaningful to our cash flows from investing activities.

3.Supplemental Data - Statements of Cash Flows

The following table presents our supplemental cash flow and other non-cash data.

	For the Years Ended December 31,
	2015	2014	2013
	(In thousands)
Cash paid for interest	$852,679	$832,654	$875,006
Cash received for interest	5,606	34,534	36,242
Cash paid for income taxes	2,632	18,186	1,351
Cash paid for income taxes to DISH Network	558,220	279,234	433,120
Satellites and other assets financed under capital lease obligations	—	3,462	1,070
Satellite and Tracking Stock Transaction with EchoStar:
Transfer of property and equipment, net	—	432,080	—
Investment in EchoStar and HSSC preferred tracking stock - cost method	—	316,204	—
Transfer of liabilities and other	—	44,540	—
Capital distribution to EchoStar, net of deferred taxes of $31,274	—	51,466	—
Sling TV Exchange Transaction with EchoStar:
Transfer of property and equipment, net	—	8,978	—
Transfer of investments and intangibles, net	—	25,097	—
Capital distribution to EchoStar, net of deferred taxes of $3,542	—	5,845	—
Deemed distribution to EchoStar - initial fair value of redeemable noncontrolling interest, net of deferred taxes of $8,489	—	14,011	—

Our parent, DISH Network, provides a centralized system for the management of our cash and marketable investment securities as it does for all of its subsidiaries, among other reasons, to maximize yield of the portfolio.  As a result, the cash and marketable investment securities included on our Consolidated Balance Sheets is a component or portion of the overall cash and marketable investment securities portfolio included on DISH Network’s Consolidated Balance Sheets and managed by DISH Network.  We are reflecting the purchases and sales of marketable investment securities on a net basis for each year presented on our Consolidated Statements of Cash Flows as we believe the net presentation is more meaningful to our cash flows from investing activities.